Federated MDT Series
Federated MDT All Cap Core Fund
CLASS A SHARES (TICKER QAACX)
CLASS C SHARES (TICKER QCACX)
INSTITUTIONAL SHARES (TICKER QIACX)
Federated MDT Balanced Fund
CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)
Federated MDT Small Cap Core Fund
CLASS A SHARES (TICKER QASCX)
CLASS C SHARES (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 SHARES (TICKER QLSCX)
Federated MDT Small Cap Growth Fund
CLASS A SHARES (TICKER QASGX)
CLASS C SHARES (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 SHARES (TICKER QLSGX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES AND PROSPECTUSES
Each of the Federated Funds listed in the table below has entered into an Agreement and Plan of Reorganization (each an “Agreement”) providing for: (i) the transfer of all or substantially all of the assets of the corresponding PNC Fund listed in the table below (which offers the classes listed in the table below) (the “PNC Shares”) in exchange solely for shares of each corresponding Federated Fund (the “Federated Shares”); (ii) the distribution of the Federated Shares to the holders of the corresponding outstanding PNC Shares; and (iii) the liquidation and termination of the PNC Funds upon the terms and conditions set forth in the Agreement (each a “Reorganization”).
The above-described Reorganizations were approved by the PNC Funds shareholders at a special meeting of shareholders held on November 5, 2019, and the Reorganizations became effective at 4:00 p.m. Eastern time on November 15, 2019. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) December 1, 2020; or (b) the date of the next effective Prospectus of each Federated Fund.

PNC Funds (each a series of PNC Funds)	Federated Funds (each a series of Federated MDT Series)
PNC Balanced Allocation Fund	Federated MDT Balanced Fund
Class A	Class A
Class C	Class C
Class I	Institutional Shares
PNC Multi-Factor All Cap Fund	Federated MDT All Cap Core Fund
Class A	Class A
Class C	Class C
Class I	Institutional Shares
PNC Multi-Factor Small Cap Growth Fund	Federated MDT Small Cap Growth Fund
Class A	Class A
Class C	Class C
Class I	Institutional Shares
Class R6	Class R6
PNC Multi-Factor Small Cap Core Fund	Federated MDT Small Cap Core Fund
Class A	Class A
Class C	Class C
Class I	Institutional Shares
Class R6	Class R6
PNC Multi-Factor Small Cap Value Fund	Federated MDT Small Cap Core Fund
Class A	Class A
Class C	Class C
Class I	Institutional Shares
PNC Multi-Factor Small Cap Fund	Federated MDT Small Cap Core Fund
Class A	Class A
Class C	Class C
Class I	Institutional Shares

December 19, 2019
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454949 (12/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.